Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents
Cash and Cash Equivalents

5. Cash and Cash Equivalents

	December 31,
	2019	2018
	(in US$’000)
Cash at bank and on hand	85,990	78,556
Bank deposits maturing in three months or less (note (a))	35,167	7,480
	121,157	86,036
Denominated in:
US$ (note (b))	84,911	58,291
RMB (note (b))	27,768	23,254
UK Pound Sterling (“£”) (note (b))	335	331
Hong Kong dollar (“HK$”)	8,143	4,160
	121,157	86,036

Notes:

(a)	The weighted average effective interest rate on bank deposits for the years ended December 31, 2019 and 2018 was 2.15% per annum and 1.98% per annum respectively (with maturities ranging from 5 to 64 days and from 7 to 90 days respectively).
(b)	Certain cash and bank balances denominated in RMB, US$ and £ were deposited with banks in the PRC. The conversion of these balances into foreign currencies is subject to the rules and regulations of foreign exchange control promulgated by the PRC government.